Contractual Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Contractual Obligations Abstract
Schedule of contractual obligations
Thousands of $ For The Years ended December 31	2022	2021
Outstanding commitments for future minimum rent payments, which fall due as follows:
Less than one year	156	215
Years 2-5	60	39
Total contractual obligations	216	254